UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/09

Item 1.  Reports to Stockholders.

Changing Parameters Fund

_______________________________________________________

Semi-Annual Report

January 31, 2009

_______________________________________________________

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Changing Parameters Fund

Shareholders Letter

January 31, 2009

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and move into money market instruments.  This strategy helped us avoid the equity market collapse that began in the second half of 2008.

Our Portfolio invests in equity indexes, US long-term Treasury bond related instruments (“USTI”) and high yield bond related investments (“HY”).  Our technical proprietary rule-based models tell us when to be invested in the equity markets, the HY market and/or the USTI market, and when to be invested in money market instruments.  Presently, approximately 50% of our market exposure is allocated to USTI investments, approximately 40% to investments related to the NASDAQ 100 Index and Russell 2000 Index and approximately 10% to HY bond related instruments.  During unsettled markets like we’ve experienced this past fall, at times all funds were moved to money market instruments.

The Fund's results for this 6-month period reflected a small decrease in value.  The Fund's opening price for the period was $9.60 a share, and as of the end of January, it was $9.54, after paying a dividend of $0.0441 in December of last year. For this same period, the NASDAQ 100 Index, the Russell 2000 Index and the Merrill Lynch HY Bond Master II Index all had significant negative returns, while the Lehman Long Treasury Index return was positive.

We believe our “market timing” models have substantially fulfilled our objective of avoiding significant losses during this very difficult period.  What market conditions will be in the future are challenging to forecast.  Our trading models are designed to react to whatever changes take place and to guide our investing accordingly.

Robert Levenson                     Sally Ann Talarico                    Howard Smith

Portfolio Manager

    Portfolio Manager

         Portfolio Manager

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Lehman Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.  The Merrill Lynch High Yield Bond Master II Index is an unmanaged index that tracks the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. domestic market.

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past Performance is no guarantee of future results.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Mutual Funds involve risk including the possible loss of principal. Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this fund can be obtained by calling 650-327-7705.  The Changing Parameters Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

Review Code:  0381-NLD-3/23/2009

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009

	Shares	Market Value
MUTUAL FUNDS - 9.92%
Access Flex Bear High Yield Fund	431,835	$ 12,268,442
TOTAL MUTUAL FUNDS
(Cost $12,177,757)		12,268,442

SHORT TERM INVESTMENTS -89.38%
MONEY MARKET FUNDS - 89.38%
Dreyfus Government Cash
Management - Institutional Class, 0.57%+	22,109,580	22,109,580
Fidelity Institutional Government
Portfolio - Class I, 0.70%+	22,109,580	22,109,580
Goldman Sachs Financial Square Funds
Government Fund - Institutional Class, 0.61%+	22,109,581	22,109,581
JP Morgan U.S. Government
Money Market Fund - Capital Class, 0.69%+	22,109,581	22,109,581
Milestone Treasury Obligation
Portfolio - Institutional Class, 0.30%+	22,112,276	22,112,276
		110,550,598
TOTAL SHORT TERM INVESTMENTS
(Cost $110,550,598)		110,550,598

TOTAL INVESTMENTS (Cost $122,728,355)- 90.30%		122,819,040
Other assets less liabilities- 0.70%		866,409
NET ASSETS- 100.00%		$ 123,685,449

_________
+ Reflects yield at January 31, 2009.

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Depreciation
CBT 5 Year U.S. Treasury maturing March 2009	103	$ (1,607)
(Underlying Face Amount at Value $12,173,313)
TOTAL FUTURES CONTRACTS		$ (1,607)

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31. 2009

Assets:
Investments in Securities at Market Value (identified cost $122,728,355)	$ 122,819,040
Deposit with Broker	1,016,089
Dividends and Interest Receivable	68,833
Prepaid Expenses and Other Assets	6,687
Total Assets	123,910,649

Liabilities:
Payable for Securities Purchased	-
Payable for Fund Shares Redeemed	31,200
Accrued Advisory Fees	152,856
Accrued Administration Fees	9,778
Accrued Custody Fees	10,208
Accrued Fund Accounting Fees	4,691
Accrued Transfer Agent Fees	1,817
Other Accrued Expenses	14,650
Total Liabilities	225,200

Net Assets (Unlimited shares of no par value interest
authorized; 12,963,163 shares of beneficial interest outstanding)	$ 123,685,449

Net Asset Value, Offering and Redemption Price Per Share
($123,685,449 / 12,963,163 shares of beneficial interest outstanding)	$ 9.54

Composition of Net Assets:
At January 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 129,053,606
Undistributed Net Investment Income	248,171
Accumulated Net Realized Loss On Investments and Futures Contracts	(5,707,561)
Net Unrealized Appreciation on:
Investments	90,685
Futures Contracts	548
Net Assets	$ 123,685,449

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2009

Investment Income:
Interest Income	$ 865,397
Dividend Income	671,770
Total Investment Income	1,537,167

Expenses:
Investment Advisory Fees	938,597
Administration Fees	60,086
Fund Accounting Fees	19,596
Transfer Agent Fees and Expenses	12,731
Custody Fees	12,032
Registration & Filing Fees	8,524
Audit Fees	8,023
Chief Compliance Officer Fees	6,268
Legal Fees	5,014
Printing Expense	5,766
Insurance Expense	3,259
Trustees' Fees	2,507
Miscellaneous Expenses	1,254
Total Expenses	1,083,657

Net Investment Income	453,510

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(2,948,871)
Futures Contracts	1,881,586
Written Options	374,470
Net Change in Unrealized Depreciation on
Investments	90,685
Futures Contracts	548
Net Realized and Unrealized Loss on Investments	(601,582)

Net Decrease in Net Assets Resulting From Operations	$ (148,072)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31, 2008
	(Unaudited)
Operations:
Net Investment Income	$ 453,510	$ 1,583,992
Net Realized Gain (Loss) on Investments, Futures Contracts and
Written Options	(692,815)	89,239
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures Contracts	91,233	(226,187)
Net Increase (Decrease) in Net Assets
Resulting From Operations	(148,072)	1,447,044

Distributions to Shareholders From:
Net Investment Income ($0.04 and $0.32 per share, respectively)	(561,432)	(3,436,564)
Net Realized Capital Gains ($0.00+ and $0.41 per share, respectively)	(2,558)	(4,315,684)
Total Distributions to Shareholders	(563,990)	(7,752,248)

Beneficial Interest Transactions:
Proceeds from Shares Issued (518,360 and 3,608,461
shares, respectively)	4,994,252	35,732,903
Distributions Reinvested (53,381 and 777,557 shares, respectively)	563,962	7,752,248
Cost of Shares Redeemed (814,641 and 2,428,695
shares, respectively)	(7,842,737)	(24,186,881)
Total Beneficial Interest Transactions	(2,284,523)	19,298,270

Increase (Decrease) in Net Assets	(2,996,585)	12,993,066

Net Assets:
Beginning of Period	126,682,034	113,688,968
End of Period	$ 123,685,449	$ 126,682,034

Undistributed Net Investment Income at End of Period	$ 248,171	$ 356,093
_______
+Less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period.

	Six Months		Year	Period
	Ended		Ended	Ended
	January 31, 2009		July 31, 2008	July 31, 2007*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.60		$ 10.11	$ 10.00
Increase From Operations:
Net investment income (a)	0.03		0.13	0.28
Net gain (loss) from securities
(both realized and unrealized) (d)	(0.05)		0.09	(0.05)
Total from operations	(0.02)		0.22	0.23

Less Distributions:
From net investment income	(0.04)		(0.32)	(0.07)
From net realized gains on investments	-		(0.41)	(0.05)
Total Distributions	(0.04)		(0.73)	(0.12)

Net Asset Value, End of Period	$ 9.54		$ 9.60	$ 10.11

Total Return (b)	(0.17)%		1.88%	2.25%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 123,685		$ 126,682	$ 113,689
Ratio to average net assets:
Expenses	1.72%	(c)	1.74%	1.76%	(c)
Net investment income	0.72%	(c)	1.29%	3.28%	(c)
Portfolio turnover rate	907%		1,522%	0%

__________
*Since October 2, 2006 (Commencement of Operations).
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) The amounts shown for the periods ended July 31, 2008 and 2007, for a share outstanding throughout the periods, do not accord with the aggregate net realized and unrealized gains on investments for each period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2009

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that markets participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on markets data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	$ 12,268,442	$(1,607)
Level 2– Other Significant Observable Inputs	110,550,598
Level 3– Significant Unobservable Inputs
Total	$ 122,819,040	$(1,607)

                                                             *Other financial instruments include futures.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Fund may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at year end are listed after the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2009, the Adviser earned advisory fees of $938,597.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the six months ended January 31, 2009 GFS collected $7,622 for providing such services.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $11,875, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2009, the Fund incurred expenses of $6,268 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2009, GemCom received $3,927 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended January 31, 2009, no fees were accrued under the Plan.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2009 amounted to $113,933,246 and $113,056,757 , respectively.  The cost basis of securities for financial reporting purposes was $122,728,355.  Gross unrealized appreciation and depreciation on investments as of January 31, 2009 aggregated $90,685 and $0, respectively.

5.

TAX INFORMATION

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 358,205
Undistributed long-term capital gain	1,768
Total distributable earnings	$ 359,973
Other book/tax differences	(5,015,135)
Unrealized appreciation	—
Total accumulated earnings	$4,655,162

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

The tax character of distributions paid during the periods ended January 31, 2009 and July 31, 2008, were as follows:

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Ordinary Income	$561,432	$5,162,838
Capital Gain	2,558	2,589,410
	$563,990	$7,752,248

Capital losses incurred after October 31st within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $5,015,135 of such capital losses.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/08)	Ending Account Value (1/31/09)	Expenses Paid During the Period (8/1/08 to 1/31/09)
Actual	$1,000.00	$ 998.28	$8.68
Hypothetical (5% return before expenses)	$1,000.00	$1,016.52	$8.76

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 184 days, and divided by 365 (to reflect the number of days in the period).

PORTFOLIO COMPOSITION as of JANUARY 31, 2009

% of Net Assets
Mutual Funds	9.92%
Short-Term Investments	89.38%
Assets less Other Liabilities	0.70%
Total Net Assets	100.00%

Please refer to the Portfolio of Investments in this semi- annual report for a detailed analysis of the Fund’s holdings.

ADDITIONAL INFORMTION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on December 15, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Changing Parameters, LLC (“CP LLC” or the “Adviser”) and the Trust, on behalf of the Changing Parameters Fund  (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CP LLC’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Trustees concluded that the Adviser had provided quality services to the Fund.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CP LLC’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s performance was acceptable.

 Fees and Expenses.  The Board noted that CP LLC charges a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed CP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that Changing Parameters’ advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, the fees are not so high as to warrant an adjustment to reflect economies of scale.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser does not appear to be overly profitable as a result of the arrangements with the Fund.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and the fees are reasonable in light of the services provided to the Fund and that re-approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

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How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/09